Commitments and contingencies - Schedule of undrawn commitment (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Commitments and contingencies [Abstract]
Total amount of commitment line borrowing	¥ 8,900	¥ 6,200
Balance of executed borrowed commitment line	751	0
Balance of unexecuted commitment line	¥ 8,149	¥ 6,200